Balances and Transactions with Related Parties (Details Narrative) - $ / shares		1 Months Ended
	Jan. 05, 2017	Aug. 17, 2017
IfrsStatementLineItems [Line Items]
Exercise price		$ 5.02
Michlin [Member]
IfrsStatementLineItems [Line Items]
Options to purchase ordinary shares	566,262
Michlin [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of issued and oustanding capital	3.10%
Michlin [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of issued and oustanding capital	3.60%
Michlin [Member] | Israeli NewShekel [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 19.97